Note 15 - Financial Instruments With Off-balance Sheet Risk (Detail) - Financial Instruments With Credit Risk (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit	$ 83,151,000	$ 67,009,000
Letters of credit	$ 2,492,000	$ 2,389,000